INCOME TAXES - Tax Credits and Other Tax Benefits (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 693
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	26
Unrecognized	584
Total	610
Basque Country in Spain | Tax Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	3
Total	3
Basque Country in Spain | Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Basque Country in Spain | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Basque Country in Spain | Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Basque Country in Spain | Tax Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Basque Country in Spain | Tax Year 2025 Through 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	26
Unrecognized	575
Total	$ 601